Gains and losses on derecognition of financial assets measured at amortized cost (Tables)	6 Months Ended
Jun. 30, 2026
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gain and losses on derecognition of financial assets at amortized cost	The table below presents the gains (losses) arising from derecognition of these assets.

	Three months ended		Six months ended
in € m.	Jun 30, 2026	Jun 30, 2025	Jun 30, 2026	Jun 30, 2025
Gains	7	2	9	5
Losses	(4)	(1)	(6)	(2)
Net gains (losses) from derecognition of assets measured at amortized cost	3	1	4	4